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FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /     /    (a)
        or fiscal year ending:         12/31/04    (b)

Is this a transition report? (Y/N)     N
                                    --------

Is this an amendment to a previous filing?  (Y/N)     N
                                                   --------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name:     North American Separate Account VAI
        B.     File Number:         811-21426
        C.     Telephone Number:    (312) 648-7600
2.      A.     Street:              525 W. Van Buren
        B.     City:  ChicagoC.     State:   IL    D.     Zip Code:  60607             Zip Ext:
        E.     Foreign Country:                           Foreign Postal Code:
3.      Is this the first filing on this form by Registrant?  (Y/N)                          Y
                                                                                 -----------------------
4.      Is this the last filing on this form by Registrant?  (Y/N)                           N
                                                                                 -----------------------
5.      Is Registrant a small business investment company (SBIC)?  (Y/N)                     N
                                                                                 -----------------------
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                                  Y
                                                                                 -----------------------
        [If answer is "Y" (Yes) complete only items 111 through 132.]

7.      A.     Is Registrant a series or multiple portfolio company?  (Y/N)      -----------------------
               [If answer is "N" (No), go to item 8.]

        B.     How many separate series or portfolios did Registrant have at
               the end of the period?                                            -----------------------

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                                                                                        --------------------------------

                                                                           If filing more than one Page 47, "X" box: [ ]
                                                                                               -------------------------
For period ending      12/31/04
                  ------------------

File number 811-21426

UNIT INVESTMENT TRUSTS
111.    A.     [/]    Depositor Name:  North American Company for Life and Health Insurance of New York
        B.     [/]    File Number (If any):                                                                 -----
                                             --------------------------------------------------------
        C.     [/]    City:  New York             State:  NY                      Zip Code:  11530        Zip Ext.:
                                      ----------            --------------------                   -----          -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
111.    A.     [/]    Depositor Name:
                                       -------------------------------------------------------
        B.     [/]    File Number (If any):
        C.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------
        B.     [/]    File Number (If any):
        C.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------
        B.     [/]    File Number (If any):
        C.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

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                                                                                        --------------------------------

                                                                           If filing more than one Page 48, "X" box: [ ]
                                                                                               -------------------------
For period ending    12/31/04
                  --------------

File number 811-21426

113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------
        B.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------
        B.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
114.    A.     [/]    Principal Underwriter Name:  Sammons Securities Company LLC
                                                                                 ---------------------------
        B.     [/]    File Number 8-53482
        C.     [/]    City:  Ann Arbor                State:    MI           Zip Code:    48103          Zip Ext.:
                                      ----------              ---------                 ----------              -------
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
114.    A.     [/]    Principal Underwriter Name:
                                                   --------------------------------------------------
        B.     [/]    File Number 8-______
        C.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
115.    A.     [/]    Independent Public Accountant Name:  PricewaterhouseCoopers
                                                                                 --------------------
        B.     [/]    City:  Minneapolis          State:  MN                      Zip Code:  55402       Zip Ext.: 4333
                                         -------              ------------------              ---------          -------
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------
115.    A.     [/]    Independent Public Accountant Name:
                                                           ------------------------------------------
        B.     [/]    City:                       State:                          Zip Code:              Zip Ext.:
                             -------------------          ----------------------            ---------            -----
               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

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                                                                                        --------------------------------

                                                                           If filing more than one Page 49, "X" box: [ ]
                                                                                               -------------------------
For period ending    12/31/04
                  --------------

File number 811-21426
               -     -

116.    Family of investment companies information:

        A.     [/]    Is Registrant part of a family of investment companies?  (Y/N)  ____________    _____
                                                                                                       Y/N

        B.     [/]    Identify the family in 10 letters:  ____________________________________
                      (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.    A.     [/]    Is Registrant a separate account of an insurance company?  (Y/N)  _______       _____
                                                                                                       Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.     [/]    Variable annuity contracts?  (Y/N)  _______                                     ____
                                                                                                       Y/N

        C.     [/]    Scheduled premium variable life contracts?  (Y/N)  _______                      _____
                                                                                                       Y/N

        D.     [/]    Flexible premium variable life contracts?  (Y/N)  _______                       _____
                                                                                                       Y/N

        E.     [/]    Other types of insurance products registered under the Securities Act of
                      1933?  (Y/N)  _______                                                           _____
                                                                                                       Y/N

118.    [/ ]   State the number of series existing at the end of the period that had securities
               registered under the Securities Act of 1933  ______________________________            _____

119.    [/]    State the number of new series for which registration statements under the Securities
               Act of 1933 became effective during the period  _________________________              _____

120.    [/]    State the total value of the portfolio securities on the date of deposit for the new
               series included in item 119 ($000's omitted)  ___________________________             $_____

121.    [/]    State the number of series for which a current prospectus was in existence at the end
               of the period  __________________________________________                              _____

122.    [/]    State the number of existing series for which additional units were registered under the
               Securities Act of 1933 during the current period  _____________________                _____


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                                                                           If filing more than one Page 50, "X" box: [ ]
                                                                                               -------------------------
For period ending    12/31/04
                  --------------

File number 811-21426

123. [/]  State the total value of the additional units considered in answering item 122
          ($000's omitted)  _____________________________________________                        $ ______

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
          the subsequent series) ($000's omitted)  ___________________                           $ ______

125. [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)  ___________________             $ ______

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.)  ($000's omitted)  _________________                               $  0
                                                                                                 _______

127.      List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
          NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
---------------------------------------------------------- ------------ ------------- ----------------

                                                             Number of  Total Assets    Total Income
                                                              Series       ($000's      Distributions
                                                             Investing    omitted)     ($000's omitted)
                                                             ---------    --------    -----------------
---------------------------------------------------------- ------------ ------------- ----------------

A.   U.S. Treasury direct issue                            ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

B.   U.S. Government agency                                ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

C.   State and municipal tax-free                          ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

D.   Public utility debt                                   ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

E.   Brokers or dealers debt or debt of brokers' or        ________      $ ________      $ ________
     dealers' parent
---------------------------------------------------------- ------------ ------------- ----------------
F.   All other corporate intermed. & long-term debt        ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

G.   All other corporate short-term debt                   ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

H.   Equity securities of brokers or dealers or parents    ________      $ ________      $ ________
     of brokers or dealers
---------------------------------------------------------- ------------ ------------- ----------------

I.   Investment company equity securities                  ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

J.   All other equity securities                           ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

K.   Other securities                                      ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------

L.   Total assets of all series of registrant              ________      $ ________      $ ________
---------------------------------------------------------- ------------ ------------- ----------------


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                                                                                        --------------------------------

                                                                           If filing more than one Page 51, "X" box: [ ]
                                                                                               -------------------------
For period ending    12/31/04
                  --------------

File number 811-21426

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
          by an entity other than the issuer?  (Y/N)  _______                                             ____

          [If answer is "N" (No), go to item 131.]                                                        Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment
          of principal or interest at the end of the current period? (Y/N)  _______                       ____

          [If answer is "N" (No), go to item 131.]                                                        Y/N

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed
          to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______      ____
                                                                                                           Y/N

131.      Total expenses incurred by all series of Registrant during the current reporting period
          ($000's omitted)  ________________________________________                                       $0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______
        ----------------- ---------------- ----------------- ---------------- -----------------

This report is signed on behalf of the Registrant Chicago , State of Illinois .
Date: February 28, 2005.

(Name of Registrant, Depositor, or Trustee)

North American Separate Account VAI

By:  /s/                            Witness:  /s/
        ---------------------                    ------------------------
        Therese M.  Michels                        Teresa A. Silvius
        Assistant Vice President &                 Compliance Director
        Deputy Compliance Officer

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